Income Taxes (Details)		12 Months Ended
	Mar. 21, 2018 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Tax Contingency [Line Items]
Estimated Assessable Profits		$ 248,391	$ 251,694	$ 57,635
Estimated Assessable Profits, Percentage		16.50%	16.50%	16.50%
Taxes Payable					$ 1,500	$ 3,000
Minimum [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits	$ 2
Estimated Assessable Profits, Percentage	8.25%
Maximum [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits	$ 2
Estimated Assessable Profits, Percentage	16.50%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits, Percentage	16.50%	100.00%